Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable Activity

	As of December 31,
	2022	2023
	(in US$ thousands)
Accounts receivable	$42,672	$49,565
Less: allowance for current expected credit losses	(9,869)	(14,897)
Accounts receivable, net	$32,803	$34,668

Schedule of Movement of Allowance for Credit Losses

Movement of allowance for credit losses was as follows:

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
At beginning of the period	$(1,535)	$(6,336)	$(9,869)
Additional provisions	(4,828)	(5,391)	(7,046)
Write-off	97	1,210	1,893
Foreign currency translation impact	(70)	648	125
At end of the period	$(6,336)	$(9,869)	$(14,897)